Derivative Financial Instruments (Fair Value Of Derivative Contracts) (Detail) (Derivatives Not Designated As Hedging Instruments [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Assets, Foreign exchange contracts	¥ 21	¥ 24
Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liabilities, Foreign exchange contracts	¥ 0	¥ 6